Revenues and segmented information - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues	$ 434,416	$ 298,712
Content
Disclosure of operating segments [line items]
Revenues	366,368	222,514
Content | Production revenue
Disclosure of operating segments [line items]
Revenues	19,793	36,877
Content | Distribution revenue
Disclosure of operating segments [line items]
Revenues	124,094	100,408
Content | Merchandising and licensing and other revenue
Disclosure of operating segments [line items]
Revenues	144,712	26,253
Content | Producer and service fee revenue
Disclosure of operating segments [line items]
Revenues	77,769	58,976
DHX Television
Disclosure of operating segments [line items]
Revenues	55,014	57,384
DHX Television | Subscriber revenue
Disclosure of operating segments [line items]
Revenues	51,102	53,240
DHX Television | Promotion and advertising revenue
Disclosure of operating segments [line items]
Revenues	3,912	4,144
CPLG | Third party brand representation revenue
Disclosure of operating segments [line items]
Revenues	13,034	18,814
Countries outside of Canada and the USA
Disclosure of operating segments [line items]
Revenues	$ 12,414	$ 15,347